Summary of Account Balances of Deferred Variable Annuity Contracts With Guarantees Invested in Separate Accounts (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Summarizes account balances of deferred variable annuity
Deferred variable annuity	$ 56,741	[1]	$ 53,447	[1]
Bonds [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity	5,280		5,685
Domestic equity [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity	47,316		43,505
International Equity [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity	2,969		3,179
Total mutual funds [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity	55,565		52,369
Money market funds [Member]
Summarizes account balances of deferred variable annuity
Deferred variable annuity	$ 1,176		$ 1,078

[1]	Excludes $31.3 billion and $30.6 billion as of December 31, 2014 and 2013, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.